LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS	9 Months Ended	12 Months Ended
	Nov. 30, 2019	Feb. 23, 2019
Debt Disclosure [Abstract]
LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS
LONG
-TERM DEBT AND FINANCE LEASE OBLIGATIONS
The Company’s long-term debt as of November 30, 2019 and February 23, 2019, net of unamortized debt discounts of $78.3 million and $197.0 million, respectively, and deferred financing costs of $62.8 million and $65.2 million, respectively, consisted of the following (in millions):

	November 30, 2019	February 23, 2019
Albertsons Term Loans due 2025 to 2026, interest rate range of 4.45% to 5.69%	$2,311.5	$4,610.7
Senior Unsecured Notes due 2024, 2025, 2026, 2027 and 2028, interest rate of 6.625%, 5.750%, 7.5%, 4.625% and 5.875%, respectively	4,554.3	3,071.6
New Albertsons L.P. Notes due 2026 to 2031, interest rate range of 6.52% to 8.70%	465.5	1,322.3
Safeway Inc. Notes due 2020 to 2031, interest rate range of 3.95% to 7.45%	641.9	675.3
ABL Facility, average interest rate of 5.0%	18.0	—
Other Notes Payable, unsecured	37.3	125.4
Mortgage Notes Payable, secured	18.4	18.8
Finance lease obligations (see Note 5)	702.3	762.3

Total debt	8,749.2	10,586.4
Less current maturities	(133.3)	(148.8)

Long-term portion	$8,615.9	$10,437.6

The Company’s term loans (the “Albertsons Term Loans”), asset-based loan facility (the “ABL Facility”) and certain of the outstanding notes and debentures have restrictive covenants, subject to the right to cure in certain circumstances, calling for the acceleration of payments due in the event of a breach of a covenant or a default in the payment of a specified amount of indebtedness due under certain debt arrangements. There are no restrictions on the Company’s ability to receive distributions from its subsidiaries to fund interest and principal payments due under the ABL Facility, the Albertsons Term Loans and the Company’s senior unsecured notes (the “Senior Unsecured Notes”). Each of the ABL Facility, Albertsons Term Loans and the Senior Unsecured Notes restrict the ability of the Company to pay dividends and distribute property to the Company’s stockholders. As a result, all of the Company’s consolidated net assets are effectively restricted with respect to their ability to be transferred to the Company’s stockholders. Notwithstanding the foregoing, the ABL Facility, Albertsons Term Loans and the Senior Unsecured Notes each contain customary exceptions for certain dividends and distributions, including the ability to make cumulative distributions under the Albertsons Term Loans and Senior Unsecured Notes of up to the greater of $1.0 billion or 4.0% of the Company’s total assets (which is measured at the time of such distribution) and the ability to make distributions if certain payment conditions are satisfied under the ABL Facility. The Company was in compliance with all such covenants and provisions as of and for the 40 weeks ended November 30, 2019.
Albertsons Term Loans
On August 15, 2019, the Company repaid $1,570.6 million of aggregate principal amount outstanding under its term loan facilities, along with accrued and unpaid interest and fees and expenses, for which the Company used approximately $864 million of cash on hand and proceeds from the issuance of the 2028 Notes (as defined below) (such repayment, the “Term Loan Repayment”). Contemporaneously with the Term Loan Repayment, the Company refinanced the remaining amounts outstanding with new term loan tranches. The new tranches consist of $3,100.0 million in aggregate principal, of which $1,500.0 million matures on November 17, 2025 and $1,600.0 million matures on August 17, 2026 (the “Term Loan Refinancing”). For newly incurred financing costs and original issue discount, the Company expensed $4.2 million of financing costs and recorded $4.4 million of financing costs and $15.5 million of original issue discount as a reduction of the principal amount. For previously deferred financing costs and original issue discount, the Company expensed $15.5 million of financing costs and $13.3 million of original issue discount. The amounts expensed were included as a component of Interest expense, net.
The new loans amortize, on a quarterly basis, at a rate of 1.0% per annum of the original principal amount (which payments will be reduced as a result of the application of prepayments in accordance with the terms therewith). The new loans bear interest, at the borrower’s option, at a rate per annum equal to either (a) the base rate plus 1.75% or (b) LIBOR, subject to a 0.75% floor, plus 2.75%.
On November 22, 2019, the Company repaid $742.5 million of aggregate principal amount outstanding under its term loan facility which was to mature on November 17, 2025, along with accrued and unpaid interest and fees and expenses, with the proceeds from the issuance of the 2027 Notes (as defined below) (such repayment, the “Term
B-7
Loan Repayment”). In connection with the Term
B-7
Loan Repayment, the Company expensed $5.1 million of previously deferred financing costs and $14.3 million of original issue discount. The amounts expensed were included as a component of Interest expense, net.
Senior Unsecured Notes
On August 15, 2019, the Company and substantially all of its subsidiaries completed the issuance of $750.0 million of principal amount of 5.875% Senior Unsecured Notes which will mature on February 15, 2028 (the “2028 Notes”). Interest on the 2028 Notes is payable semi-annually in arrears on February 15 and August 15 of each year, commencing on February 15, 2020. The 2028 Notes have not been and will not be registered with the Securities and Exchange Commission (the “SEC”). The 2028 Notes are also fully and unconditionally guaranteed, jointly and severally, by substantially all of the Company’s subsidiaries that are not issuers under the indenture governing such notes. Proceeds from the 2028 Notes were used to partially fund the Term Loan Repayment.
On November 22, 2019, the Company and substantially all of its subsidiaries completed the issuance of $750.0 million of principal amount of 4.625% Senior Unsecured Notes which will mature on January 15, 2027 (the “2027 Notes”). Interest on the 2027 Notes is payable semi-annually in arrears on January 15 and July 15 of each year, commencing on July 15, 2020. The 2027 Notes have not been and will not be registered with the SEC. The 2027 Notes are also fully and unconditionally guaranteed, jointly and severally, by substantially all of the Company’s subsidiaries that are not issuers under the indenture governing such notes. Proceeds from the 2027 Notes were used to fund the Term
B-7
Loan Repayment.
NALP Notes
On May 24, 2019, the Company completed a cash tender offer and early redemption of New Albertsons L.P.’s notes (the “NALP Notes”) with a par value of $402.9 million and a book value of $363.7 million for $382.7 million, plus accrued and unpaid interest of $8.2 million (the “NALP Notes Tender”). Including related fees, the Company recognized a loss on debt extinguishment related to the NALP Notes Tender of $19.1 million.
During the 40 weeks ended November 30, 2019, the Company repurchased NALP Notes on the open market with an aggregate par value of $553.9 million and a book value of $502.0 million for $547.5 million plus accrued and unpaid interest of $11.3 million (the “NALP Notes Repurchase”). Including related fees, the Company recognized a loss on debt extinguishment related to the NALP Notes Repurchase of $46.2 million.
Safeway Notes
On May 24, 2019, the Company completed a cash tender offer and early redemption of Safeway Inc.’s (“Safeway”) notes with a par value of $34.1 million and a book value of $33.3 million for $32.6 million, plus accrued and unpaid interest of $0.7 million (the “Safeway Tender”). Including related fees, the Company recognized a loss on debt extinguishment related to the Safeway Tender of $0.5 million.
ABL Facility
As of November 30, 2019, there was $18.0 million outstanding under the Company’s ABL Facility, and letters of credit (“LOC”) issued under the LOC sub-facility
were $459.8 million. There were no amounts outstanding under the Company’s ABL Facility as of February 23, 2019, and letters of credit issued under the LOC sub-facility
were $520.8 million.
LONG-TERM DEBT
The Company’s long-term debt as of February 23, 2019 and February 24, 2018, net of debt discounts of $197.0 million and $249.6 million, respectively, and deferred financing costs of $65.2 million and $79.7 million, respectively, consisted of the following (in millions):

	February 23, 2019	February 24, 2018
Albertsons Term Loans, due 2022 to 2025, interest range of 4.32% to 5.69%	$4,610.7	$5,610.7
Senior Unsecured Notes due 2024, 2025 and 2026, interest rate of 6.625%, 5.750% and 7.5%, respectively	3,071.6	2,476.1
Safeway Inc. 5.00% Senior Notes due 2019	—	269.5
Safeway Inc. 3.95% Senior Notes due 2020	137.2	137.5
Safeway Inc. 4.75% Senior Notes due 2021	130.6	130.8
New Albertson’s L.P. 6.52% to 7.15% Medium Term Notes due 2027 – 2028	154.0	190.9
Safeway Inc. 7.45% Senior Debentures due 2027	129.2	152.5
Safeway Inc. 7.25% Debentures due 2031	278.3	576.6
New Albertson’s L.P. 7.75% Debentures due 2026	143.0	140.1
New Albertson’s L.P. 7.45% Debentures due 2029	484.2	525.5
New Albertson’s L.P. 8.70% Debentures due 2030	186.8	186.6
New Albertson’s L.P. 8.00% Debentures due 2031	354.3	350.8
Other financing liabilities, unsecured	125.4	242.7
Mortgage notes payable, secured	18.8	20.9

Total debt	9,824.1	11,011.2
Less current maturities	(51.5)	(66.1)

Long-term portion	$9,772.6	$10,945.1

As of February 23, 2019, the future maturities of long-term debt, excluding debt discounts and deferred financing costs, consisted of the following (in millions):

2019	$51.5
2020	188.5
2021	181.9
2022	1,128.7
2023	1,533.2
Thereafter	7,002.5

Total	$10,086.3

The Company’s term loans (the “Albertsons Term Loans”), asset-based loan (“ABL”) facility (the “ABL Facility”) and certain of the outstanding notes and debentures have restrictive covenants, subject to the right to cure in certain circumstances, calling for the acceleration of payments due in the event of a breach of a covenant or a default in the payment of a specified amount of indebtedness due under certain debt arrangements. There are no restrictions on the Company’s ability to receive distributions from its subsidiaries to fund interest and principal payments due under the ABL Facility, the Albertsons Term Loans and the Company’s senior unsecured notes (the “Senior Unsecured Notes”). Each of the
ABL Facility, Albertsons Term Loans and the Senior Unsecured Notes restrict the ability of the Company to pay dividends and distribute property to the Company’s stockholders. As a result, all of the Company’s consolidated net assets are effectively restricted with respect to their ability to be transferred to the Company’s stockholders. Notwithstanding the foregoing, the ABL Facility, the Albertsons Term Loans and the Senior Unsecured Notes each contain customary exceptions for certain dividends and distributions, including the ability to make cumulative distributions under the Albertsons Term Loans and Senior Unsecured Notes of up to the greater of $1.0 billion or 4.0% of the Company’s total assets (which is measured at the time of such distribution) and the ability to make distributions if certain payment conditions are satisfied under the ABL Facility. During fiscal 2017, the Company utilized the foregoing exception in connection with distributions to equity holders (as described in Note 10 -Stockholders’ Equity). The Company was in compliance with all such covenants and provisions as of and for the fiscal year ended February 23, 2019.
Albertsons Term Loans
As of February 27, 2016, the Albertsons Term Loans under the Albertsons term loan agreement totaled $7,365.3 million, excluding debt discounts and deferred financing costs. The Albertsons Term Loans consisted of a Term
B-2
Loan of $1,426.2 million with an interest rate of LIBOR, subject to a 1.0% floor, plus 4.50%, a Term
B-3
Loan of $914.4 million with an interest rate of LIBOR, subject to a 1.0% floor, plus 4.125%, a Term B-4 Loan of $3,581.9 million with an interest rate of LIBOR, subject to a 1.0% floor, plus 4.5%, a Term
B-4-1
Loan of $297.8 million with an interest rate of LIBOR, subject to a 1.0% floor, plus 4.5% and a Term
B-5
Loan of $1,145.0 million with an interest rate of LIBOR, subject to a 1.0% floor, plus 4.5%.
On May 31, 2016, a portion of the net proceeds from the issuance of the 6.625% Senior Unsecured Notes (the “2024 Notes”), as further discussed below, was used to repay $519.8 million of principal on the then-existing Term
B-3
Loan due 2019. The Company wrote off $15.0 million of deferred financing costs and original issue discounts in connection with the Term
B-3
Loan paydown.
On June 22, 2016, the Company amended the agreement governing the Albertsons Term Loans in which three new term loan tranches were established and certain provisions of such agreement were amended. The tranches consisted of $3,280.0 million of a 2016-1 Term B-4 Loan, $1,145.0 million of a 2016-1 Term B-5 Loan and $2,100.0 million of a Term B-6 Loan (collectively, the “June 2016 Term Loans”). The proceeds from the issuance of the June 2016 Term Loans, together with $300.0 million of borrowings under the ABL Facility, were used to repay the then-existing Albertsons Term Loans and related interest and fees (collectively, the “June 2016 Term Loan Refinancing”). The June 2016 Term Loan Refinancing was accounted for as a debt modification. In connection with the June 2016 Term Loan Refinancing, the Company expensed $27.6 million of financing costs and also wrote off $12.8 million of deferred financing costs associated with the original Albertsons Term Loans. The 2016-1 Term B-4 Loan had an original maturity date of August 25, 2021, and had an interest rate of LIBOR, subject to a 1.0% floor, plus 3.5%. The 2016-1 Term B-5 Loan had an original maturity date of December 21, 2022, and had an interest rate of LIBOR, subject to a 1.0% floor, plus 3.75%. The Term B-6 Loan had an original maturity date of June 22, 2023, and had an interest rate of LIBOR, subject to a 1.0% floor, plus 3.75%.
On August 9, 2016, a portion of the net proceeds from the issuance of the 5.750% Senior Secured Notes (the “2025 Notes”), as further discussed below, was used to repay $500.0 million of principal on the Term
B-6
Loan. The Company wrote off $9.2 million of deferred financing costs and original issue discounts in connection with the Term
B-6
Loan paydown.
On December 23, 2016, the Company amended the agreement governing the Albertsons Term Loans in which three new term loan tranches were established and certain provisions of such agreement were amended. The new tranches consisted of $3,271.8 million of a new
2016-2
Term
B-4
Loan, $1,142.1 million of a new
2016-2
Term
B-5
Loan and $1,600.0 million of a new
2016-1
Term
B-6
Loan (collectively, the “New Term Loans”). The proceeds from the issuance of the New Term Loans were used to repay the then-existing Albertsons Term Loans and related interest and fees (collectively, the “December 2016 Term Loan Refinancing”). The December 2016 Term Loan Refinancing was accounted for as a debt modification. In connection with the December 2016 Term Loan Refinancing the Company expensed $7.9 million of financing costs and also wrote off $14.0 million of deferred financing costs associated with the original Albertsons Term Loans.
As of February 25, 2017, the Albertsons Term Loans under the Albertsons term loan agreement totaled $6,013.9 million, excluding debt discounts and deferred financing costs. The Albertsons Term Loans consisted of a Term
B-4
Loan of $3,271.8 million with an interest rate of LIBOR, subject to a 0.75% floor, plus 3.00%, a Term
B-5
Loan of $1,142.1 million with an interest rate of LIBOR, subject to a 0.75% floor, plus 3.25%, a Term
B-6
Loan of $1,600.0 million with an interest rate of LIBOR, subject to a 0.75% floor, plus 3.25%.
On June 16, 2017, the Company repaid $250.0 million of the existing term loans. In connection with the repayment, the Company wrote off $7.6 million of deferred financing costs and original issue discounts.
On June 27, 2017, the Company entered into a repricing amendment to the term loan agreement which established three new term loan tranches. The new tranches consist of $3,013.6 million of a new Term
B-4
Loan, $1,139.3 million of a new Term
B-5
Loan and $1,596.0 million of a new Term
B-6
Loan. The (i) new Term
B-4
Loan will mature on August 25, 2021, and has an interest rate of LIBOR, subject to a 0.75% floor, plus 2.75%, (ii) new Term
B-5
Loan will mature on December 21, 2022, and has an interest rate of LIBOR, subject to a 0.75% floor, plus 3.00%, and (iii) new Term
B-6
Loan will mature on June 22, 2023, and has an interest rate of LIBOR, subject to a 0.75% floor, plus 3.00%. The repricing amendment to the term loans was accounted for as a debt modification. In connection with the term loan amendment, the Company expensed $3.9 million of financing costs and also wrote off $17.8 million of deferred financing costs associated with the original term loans.
On November 16, 2018, the Company repaid approximately $976 million in aggregate principal amount of the $2,976.0 million term loan tranche B-4 (the “2017 Term B-4 Loan”) along with accrued and unpaid interest on such amount and fees and expenses related to the 2018 Term Loan Repayment and the 2018 Term B-7 Loan (each as defined below), for which the Company used approximately $610 million of cash on hand and approximately $410 million of borrowings under the ABL Facility (such repayment, the “2018 Term Loan Repayment”). Substantially concurrently with the 2018 Term Loan Repayment, the Company amended the Company’s Second Amended and Restated Term Loan Agreement, dated as of August 25, 2014 and effective as of January 30, 2015 (as amended, the “Term Loan Agreement”), to establish a new term loan tranche and amend certain provisions of the Term Loan Agreement. The new tranche consists of $2,000.0 million of new term B-7 loans (the “2018 Term B-7 Loan”). The 2018 Term B-7 Loan, together with cash on hand, was used to repay in full the remaining principal amount outstanding under the 2017 Term B-4 Loan (the “2018 Term Loan Refinancing”). The 2018 Term Loan Refinancing was accounted for as a debt modification or extinguishment on a lender by lender basis. In connection with the 2018 Term Loan Refinancing and 2018 Term Loan Repayment, the Company expensed $4.1 million of financing costs and capitalized $3.6 million of financing costs and $15.0 million of original issue discount. The Company also wrote off $12.9 million of deferred financing costs and $8.6 million of original issue discount associated with the 2017 Term B-4 Loan. The 2018 Term
B-7
Loan has a maturity date of November 17, 2025. The 2018 Term
B-7
Loan amortizes, on a quarterly basis, at a rate of 1.0% per annum of the original principal amount of the 2018 Term
B-7
Loan (which payments will be reduced as a result of the application of prepayments in accordance with the terms therewith). The 2018 Term
B-7
Loan bears interest, at the borrower’s option, at a rate per annum equal to either (a) the base rate plus 2.00% or (b) LIBOR (subject to a 0.75% floor) plus 3.0%.
The Albertsons Term Loan facilities are guaranteed by Albertsons’ existing and future direct and indirect wholly owned domestic subsidiaries that are not borrowers, subject to certain exceptions. The Albertsons Term Loan facilities are secured by, subject to certain exceptions, (i) a first-priority lien on substantially all of the assets of the borrowers and guarantors (other than accounts receivable, inventory and related assets of the proceeds thereof (the “Albertsons ABL Priority Collateral”)) and (ii) a second-priority lien on substantially all of the Albertsons ABL Priority Collateral.
Asset-Based Loan Facility
On November 16, 2018, the Company’s existing ABL Facility, which provides for a $4,000.0 million senior secured revolving credit facility, was amended and restated in connection with the 2018 Term Loan Refinancing to extend the maturity date of the facility to November 16, 2023. The ABL Facility has an interest rate of LIBOR plus a margin ranging from 1.25% to 1.75% and also provides for a letters of credit (“LOC”)
sub-facility
of $1,975.0 million. In connection with the ABL Facility amendment, the Company capitalized $13.5 million of financing costs.
Borrowings of $610.0 million under the ABL Facility were used in connection with the 2018 Term Loan Repayment and the Safeway Notes Repurchase (as defined below). The $610.0 million was repaid on December 2, 2018. As of February 23, 2019 and February 24, 2018, there were no outstanding borrowings and the ABL LOC sub-facility
had $520.8 million and $576.8 million letters of credit outstanding, respectively.
As noted above, on June 22, 2016, borrowings of $300.0 million were used in connection with the Term Loan Refinancing. On August 9, 2016, $470.0 million of the net proceeds from the issuance of the 2025 Notes was used to repay the ABL Facility.
The ABL Facility is guaranteed by the Company’s existing and future direct and indirect wholly owned domestic subsidiaries that are not borrowers, subject to certain exceptions. The ABL Facility is secured by, subject to certain exceptions, (i) a first-priority lien on substantially all of the ABL Facility priority collateral and (ii) a third-priority lien on substantially all other assets (other than real property). The ABL Facility contains no financial covenant unless and until (a) excess availability is less than (i) 10.0% of the lesser of the aggregate commitments and the then-current borrowing base at any time or is (ii) $250.0 million at any time or (b) an event of default is continuing. If any of such events occur, the Company must maintain a fixed charge coverage ratio of 1.0 to 1.0 from the date such triggering event occurs until such event of default is cured or waived and/or the 30th day that all such triggers under clause (a) no longer exist.
Senior Unsecured Notes
On May 31, 2016, the Company and substantially all of its subsidiaries completed the sale of $1,250.0 million of principal amount of its 6.625% Senior Unsecured Notes which will mature on June 15, 2024. Interest on the 2024 Notes is payable semi-annually in arrears on June 15 and December 15 of each year, commencing on December 15, 2016. The 2024 Notes are also fully and unconditionally guaranteed, jointly and severally, by each of the subsidiaries that are additional issuers under the indenture governing such notes.
On August 9, 2016, the Company and substantially all of its subsidiaries completed the sale of $1,250.0 million of principal amount of its 5.750% Senior Unsecured Notes which will mature on March 15, 2025. Interest on the 2025 Notes is payable semi-annually in arrears on March 15 and September 15 of each year, commencing on March 15, 2017. The 2025 Notes are also fully and unconditionally guaranteed, jointly and severally, by each of the subsidiaries that are additional issuers under the indenture governing such notes.
On February 5, 2019, the Company and substantially all of its subsidiaries completed the sale of $600.0 million of principal amount of its 7.5% Senior Unsecured Notes which will mature on March 15, 2026 (the “2026 Notes”). Interest on the 2026 Notes is payable semi-annually in arrears on March 15 and September 15 of each year, commencing on September 15, 2019. The 2026 Notes have not been and will not be registered with the SEC. The 2026 Notes are also fully and unconditionally guaranteed, jointly and severally, by substantially all of our subsidiaries that are not issuers under the indenture governing such notes. A portion of the proceeds from the 2026 Notes was used to fully redeem the Safeway 5.00% Senior Notes due in 2019.
The Company, an issuer and direct or indirect parent of each of the other issuers of the 2024 Notes, the 2025 Notes and the 2026 Notes, has no independent assets or operations. All of the direct or indirect subsidiaries of the Company, other than subsidiaries that are issuers, or guarantors, as applicable, of the 2024 Notes, the 2025 Notes and the 2026 Notes, are minor, individually and in the aggregate.
Senior Secured Notes
On October 23, 2014, the Company completed the sale of $1,145.0 million of principal amount of 7.75% Senior Secured Notes (the “2022 Notes”) with an original maturity date of October 15, 2022. On February 9, 2015, following the Safeway acquisition, Albertsons redeemed $535.4 million of the 2022 Notes. On June 24, 2016, a portion of the net proceeds from the issuance of the 2024 Notes was used to fully redeem $609.6 million of principal amount of 2022 Notes, and to pay an associated make-whole premium of $87.7 million and accrued interest (the “2022 Redemption”). The Company recorded a $111.7 million loss on debt extinguishment related to the 2022 Redemption comprised of the $87.7 million make-whole premium and a $24.0 million write off of deferred financing costs and original issue discounts.
Safeway Notes
During fiscal 2018, Safeway repurchased its 7.45% Senior Debentures due 2027 and 7.25% Debentures due 2031 with a par value of $333.7 million and a book value of $322.4 million for $333.7 million plus accrued interest of $7.7 million (the “Safeway Notes Repurchase”). In connection with the Safeway Notes Repurchase, the Company recorded a loss on debt extinguishment of $11.3 million.
On February 6, 2019, a portion of the net proceeds from the issuance of the 2026 Notes were used to fully redeem $268.6 million of principal of Safeway 5.00% Senior Notes due 2019, and to pay an associated make-whole premium of $3.1 million and accrued interest of $6.4 million (the “2019 Redemption”). The Company recorded a $3.1 million loss on debt extinguishment related to the 2019 Redemption.
NALP Notes
During fiscal 2018, the Company repurchased NALP Notes with a par value of $108.4 million and a book value of $96.4 million for $90.7 million plus accrued interest of $1.2 million (the “2018 NALP Notes Repurchase”). In connection with the 2018 NALP Notes Repurchase, the Company recorded a gain on debt extinguishment of $5.7 million.
During fiscal 2017, the Company repurchased NALP Notes with a par value of $160.0 million and a book value of $140.2 million for $135.5 million plus accrued interest of $3.7 million (the “2017 NALP Notes Repurchase”). In connection with the 2017 NALP Notes Repurchase, the Company recorded a gain on debt extinguishment of $4.7 million.
Merger Related Financing
On June 25, 2018, in connection with the Merger Agreement, the Company issued $750.0 million in aggregate principal amount of floating rate senior secured notes (the “Floating Rate Notes”) at an issue price of 99.5%. As a result of the Termination Agreement with Rite Aid on August 8, 2018, the Company redeemed all of the Floating Rate Notes at a redemption price equal to 99.5% of the aggregate principal amount of the notes, plus accrued and unpaid interest.
Deferred Financing Costs and Interest Expense, Net
Financing costs incurred to obtain all financing other than ABL Facility financing are recognized as a direct reduction from the carrying amount of the debt liability and amortized over the term of the related debt using the effective interest method. Financing costs incurred to obtain ABL Facility financing are capitalized and amortized over the term of the related debt facilities using the straight-line method. Deferred financing costs associated with ABL Facility financing are included in Other assets and were $45.1 million and $46.3 million as of February 23, 2019 and February 24, 2018, respectively.
During fiscal 2018, total amortization and write off of deferred financing costs of $42.7 million included $12.9 million of deferred financing costs written off in connection with the Albertsons Term Loan amendment and reductions. During fiscal 2017, total amortization and write off of deferred financing costs of $56.1 million included $22.2 million of deferred financing costs written off in connection with Albertsons Term Loan amendment and reductions. During fiscal 2016, total amortization expense of $84.4 million included $42.1 million of deferred financing costs written off in connection with Albertsons Term Loan amendments and reductions.
Interest expense, net consisted of the following (in millions):

	Fiscal 2018	Fiscal 2017	Fiscal 2016
ABL Facility, senior secured and unsecured notes, term loans and debentures	$698.3	$701.5	$764.3
Capital lease obligations	81.8	96.3	106.8
Amortization and write off of deferred financing costs	42.7	56.1	84.4
Amortization and write off of debt discounts	20.3	16.0	22.3
Other interest (income) expense	(12.3)	4.9	26.0

Interest expense, net	$830.8	$874.8	$1,003.8